December 31, 2007	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
Reports

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statement of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meeting of Shareholders	H-8
Where to Go for More Information	H-9

     The 2007 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments	I-1
Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-3
Statements of Changes in Net Assets	J-5
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
(in thousands)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	2,172	$17,154	$28,896
International Value	International Value	9,087	111,605	166,633
International Small-Cap	International Small-Cap	1,932	19,579	20,610
Equity Index	Equity Index	4,071	72,135	136,996
Small-Cap Index	Small-Cap Index	3,186	30,680	43,521
Diversified Research	Diversified Research	3,401	32,387	45,925
Equity	Equity	1,414	21,651	31,337
American Funds® Growth-Income	American Funds Growth-Income	4,242	45,066	52,896
American Funds Growth	American Funds Growth	2,823	29,001	40,644
Large-Cap Value	Large-Cap Value	5,543	58,591	78,790
Technology	Technology	854	4,109	6,547
Short Duration Bond	Short Duration Bond	3,678	35,883	35,486
Floating Rate Loan (2)	Floating Rate Loan	1,798	17,902	16,915
Diversified Bond	Diversified Bond	4,219	42,521	41,233
Growth LT	Growth LT	5,975	86,811	155,880
Focused 30	Focused 30	1,700	16,160	27,416
Health Sciences	Health Sciences	609	5,074	7,360
Mid-Cap Value	Mid-Cap Value	6,311	72,095	108,310
Large-Cap Growth	Large-Cap Growth	2,590	17,537	24,300
International Large-Cap	International Large-Cap	8,952	58,244	84,995
Small-Cap Value	Small-Cap Value	1,292	13,035	18,600
Multi-Strategy	Multi-Strategy	3,268	43,320	58,522
Main Street® Core	Main Street Core	5,461	91,790	136,281
Emerging Markets	Emerging Markets	3,404	25,755	71,344
Managed Bond	Managed Bond	14,948	157,166	169,384
Inflation Managed	Inflation Managed	11,105	114,550	126,073
Money Market	Money Market	4,266	42,889	43,002
High Yield Bond	High Yield Bond	7,337	47,852	48,259
Comstock	Comstock	5,651	48,813	57,766
Mid-Cap Growth	Mid-Cap Growth	3,563	23,233	37,524
Real Estate	Real Estate	1,404	14,448	30,524
Small-Cap Equity (3)	Small-Cap Equity (3)	642	7,467	8,212

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.

See Notes to Financial Statements

I-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth(1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$28,896	$166,633	$20,610	$136,996	$43,521	$45,925	$31,337
Receivables:
Due from Pacific Life Insurance Company	—	44	26	2	42	12	—
Fund shares redeemed	42	—	—	4	—	—	4

Total Assets	28,938	166,677	20,636	137,002	43,563	45,937	31,341

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	42	—	—	4	—	—	4
Fund shares purchased	—	44	26	—	42	11	—
Other	—	—	—	—	1	—	—

Total Liabilities	42	44	26	4	43	11	4

NET ASSETS	$28,896	$166,633	$20,610	$136,998	$43,520	$45,926	$31,337

Units Outstanding	2,155	6,914	1,962	3,209	2,539	3,551	1,575

Accumulation Unit Value	$13.41	$24.10	$10.50	$42.69	$17.14	$12.93	$19.90

Cost of Investments	$17,154	$111,605	$19,579	$72,135	$30,680	$32,387	$21,651

	American Funds	American Funds	Large-Cap		Short Duration	Floating	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Rate Loan	Bond

ASSETS
Investments in portfolios, at value	$52,896	$40,644	$78,790	$6,547	$35,486	$16,915	$41,233
Receivables:
Due from Pacific Life Insurance Company	4	1	—	—	2	—	—
Fund shares redeemed	—	42	32	10	100	46	113

Total Assets	52,900	40,687	78,822	6,557	35,588	16,961	41,346

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	42	32	10	100	46	113
Fund shares purchased	4	—	—	—	—	—	—
Other	—	—	—	—	—	2	2

Total Liabilities	4	42	32	10	100	48	115

NET ASSETS	$52,896	$40,645	$78,790	$6,547	$35,488	$16,913	$41,231

Units Outstanding	4,144	2,856	4,957	932	3,328	1,738	3,946

Accumulation Unit Value	$12.77	$14.23	$15.89	$7.03	$10.66	$9.73	$10.45

Cost of Investments	$45,066	$29,001	$58,591	$4,109	$35,883	$17,902	$42,521

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$155,880	$27,416	$7,360	$108,310	$24,300	$84,995	$18,600
Receivables:
Due from Pacific Life Insurance Company	2	—	—	123	2	4	11
Fund shares redeemed	194	17	14	—	62	96	—

Total Assets	156,076	27,433	7,374	108,433	24,364	85,095	18,611

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	194	17	14	—	62	96	—
Fund shares purchased	—	—	—	123	—	—	10
Other	—	1	—	—	—	—	—

Total Liabilities	194	18	14	123	62	96	10

NET ASSETS	$155,882	$27,415	$7,360	$108,310	$24,302	$84,999	$18,601

Units Outstanding	3,692	1,826	569	4,809	2,784	7,345	890

Accumulation Unit Value	$42.22	$15.01	$12.94	$22.52	$8.73	$11.57	$20.91

Cost of Investments	$86,811	$16,160	$5,074	$72,095	$17,537	$58,244	$13,035

(1)	Formerly named Fasciano Small Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2007
(in thousands, except accumulation unit values)

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$58,522	$136,281	$71,344	$169,384	$126,073	$43,002	$48,259
Receivables:
Due from Pacific Life Insurance Company	1	1		—	—	—	—
Fund shares redeemed	143	170	139	378	428	18	123

Total Assets	58,666	136,452	71,483	169,762	126,501	43,020	48,382

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	143	170	139	378	428	18	123

Total Liabilities	143	170	139	378	428	18	123

NET ASSETS	$58,523	$136,282	$71,344	$169,384	$126,073	$43,002	$48,259

Units Outstanding	1,593	3,708	2,556	5,735	4,294	2,683	1,623

Accumulation Unit Value	$36.74	$36.75	$27.91	$29.53	$29.36	$16.03	$29.73

Cost of Investments	$43,320	$91,790	$25,755	$157,166	$114,550	$42,889	$47,852

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity(1)

ASSETS
Investments in portfolios, at value	$57,766	$37,524	$30,524	$8,212
Receivables:
Due from Pacific Life Insurance Company	45	—	126	—
Fund shares redeemed	—	61	—	2

Total Assets	57,811	37,585	30,650	8,214

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	61	—	2
Fund shares purchased	45	—	125	—
Other	1	—	—	1

Total Liabilities	46	61	125	3

NET ASSETS	$57,765	$37,524	$30,525	$8,211

Units Outstanding	5,084	3,804	932	585

Accumulation Unit Value	$11.36	$9.86	$32.76	$14.04

Cost of Investments	$48,813	$23,233	$14,448	$7,467

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth(1)	Value	Small-Cap	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$-	$3,408	$231	$2,583	$593	$346	$72
EXPENSES
Mortality and expense risk fees	349	2,238	273	1,931	595	653	438

Net Investment Income (Loss)	(349)	1,170	(42)	652	(2)	(307)	(366)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	507	2,234	(240)	17,107	(567)	2,709	1,064
Capital gain distributions	—	19,997	—	—	—	—	—

Realized Gain (Loss)	507	22,231	(240)	17,107	(567)	2,709	1,064

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,227	(15,098)	554	(11,116)	(1,343)	(2,000)	1,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,385	$8,303	$272	$6,643	($1,912)	$402	$1,733

	American Funds	American Funds	Large-Cap		Short Duration	Floating	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Rate Loan(2)	Bond

INVESTMENT INCOME
Dividends	$662	$180	$947	$3	$1,845	$731	$1,700
EXPENSES
Mortality and expense risk fees	693	559	1,099	57	524	142	432

Net Investment Income (Loss)	(31)	(379)	(152)	(54)	1,321	589	1,268

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	173	2,965	1,567	278	(753)	(107)	(81)
Capital gain distributions	—	—	—	—	—	—	81

Realized Gain (Loss)	173	2,965	1,567	278	(753)	(107)	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,692	1,893	700	471	750	(987)	(1,548)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,834	$4,479	$2,115	$695	$1,318	($505)	($280)

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

INVESTMENT INCOME
Dividends	$671	$90	$-	$857	$-	$1,355	$386
EXPENSES
Mortality and expense risk fees	2,080	275	80	1,607	355	1,306	308

Net Investment Income (Loss)	(1,409)	(185)	(80)	(750)	(355)	49	78

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	15,621	357	98	1,651	2,524	14,390	2,081
Capital gain distributions	—	—	—	—	—	15,255	—

Realized Gain	15,621	357	98	1,651	2,524	29,645	2,081

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,909	5,367	774	(3,618)	3,043	(19,894)	(1,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,121	$5,539	$792	($2,717)	$5,212	$9,800	$775

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

INVESTMENT INCOME
Dividends	$1,738	$1,635	$712	$7,361	$5,152	$2,184	$4,112
EXPENSES
Mortality and expense risk fees	818	1,872	849	2,093	1,518	577	687

Net Investment Income (Loss)	920	(237)	(137)	5,268	3,634	1,607	3,425

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,805	7,463	3,552	61	29	70	(52)
Capital gain distributions	—	—	11,801	173	—	—	—

Realized Gain (Loss)	2,805	7,463	15,353	234	29	70	(52)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,510)	(2,172)	2,719	5,952	6,597	(16)	(2,627)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,215	$5,054	$17,935	$11,454	$10,260	$1,661	$746

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity(1)

INVESTMENT INCOME
Dividends	$818	$154	$391	$16
EXPENSES
Mortality and expense risk fees	763	442	557	89

Net Investment Income (Loss)	55	(288)	(166)	(73)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(464)	(126)	6,731	12
Capital gain distributions	—	—	—	—

Realized Gain (Loss)	(464)	(126)	6,731	12

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,154)	6,826	(13,208)	214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,563)	$6,412	($6,643)	$153

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Small-Cap Growth (1)		International Value		International Small-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($349)	($305)	$1,170	$460	($42)	($109)
Realized gain (loss)	507	2,374	22,231	7,241	(240)	(81)
Change in unrealized appreciation (depreciation) on investments	3,227	(429)	(15,098)	28,766	554	477

Net Increase in Net Assets Resulting from Operations	3,385	1,640	8,303	36,467	272	287

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	322	445	1,983	2,045	373	206
Transfers between variable and fixed accounts, net	5,206	(6,972)	6,791	(5,450)	4,602	18,923
Transfers—policy charges and deductions	(254)	(325)	(2,604)	(2,421)	(250)	(83)
Transfers—surrenders	(4,222)	(4,424)	(21,760)	(23,288)	(2,639)	(1,082)
Transfers—other	—	3	(2)	8	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,052	(11,273)	(15,592)	(29,106)	2,086	17,965

NET INCREASE (DECREASE) IN NET ASSETS	4,437	(9,633)	(7,289)	7,361	2,358	18,252

NET ASSETS
Beginning of Year or Period	24,459	34,092	173,922	166,561	18,252	—

End of Year or Period	$28,896	$24,459	$166,633	$173,922	$20,610	$18,252

	Equity Index		Small-Cap Index		Diversified Research
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$652	$634	($2)	$59	($307)	($343)
Realized gain (loss)	17,107	23,361	(567)	14,991	2,709	1,604
Change in unrealized appreciation (depreciation) on investments	(11,116)	(1,236)	(1,343)	(6,412)	(2,000)	4,469

Net Increase (Decrease) in Net Assets Resulting from Operations	6,643	22,759	(1,912)	8,638	402	5,730

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,625	1,427	457	542	597	842
Transfers between variable and fixed accounts, net	(18,258)	(18,186)	5,525	(14,082)	(8,336)	5,932
Transfers—policy charges and deductions	(2,568)	(3,183)	(602)	(556)	(630)	(453)
Transfers—surrenders	(18,757)	(26,288)	(6,636)	(7,541)	(5,919)	(7,695)
Transfers—other	—	6	2	3	—	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(37,958)	(46,224)	(1,254)	(21,634)	(14,288)	(1,373)

NET INCREASE (DECREASE) IN NET ASSETS	(31,315)	(23,465)	(3,166)	(12,996)	(13,886)	4,357

NET ASSETS
Beginning of Year	168,313	191,778	46,686	59,682	59,812	55,455

End of Year	$136,998	$168,313	$43,520	$46,686	$45,926	$59,812

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced on May 4, 2006.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Equity		American Funds Growth-Income		American Funds Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($366)	($354)	($31)	$68	($379)	($399)
Realized gain	1,064	1,065	173	1,042	2,965	415
Change in unrealized appreciation on investments	1,035	2,130	1,692	4,233	1,893	3,734

Net Increase in Net Assets Resulting from Operations	1,733	2,841	1,834	5,343	4,479	3,750

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	275	251	796	746	690	987
Transfers between variable and fixed accounts, net	74	(4,937)	4,300	23,511	(6,992)	1,712
Transfers—policy charges and deductions	(395)	(553)	(671)	(419)	(453)	(621)
Transfers—surrenders	(5,255)	(6,272)	(6,887)	(5,470)	(6,342)	(6,114)
Transfers—other	(2)	—	2	3	(2)	8

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,303)	(11,511)	(2,460)	18,371	(13,099)	(4,028)

NET INCREASE (DECREASE) IN NET ASSETS	(3,570)	(8,670)	(626)	23,714	(8,620)	(278)

NET ASSETS
Beginning of Year	34,907	43,577	53,522	29,808	49,265	49,543

End of Year	$31,337	$34,907	$52,896	$53,522	$40,645	$49,265

	Large-Cap Value		Technology		Short Duration Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($152)	$35	($54)	($88)	$1,321	$1,491
Realized gain (loss)	1,567	8,859	278	890	(753)	(251)
Change in unrealized appreciation (depreciation) on investments	700	4,107	471	(616)	750	293

Net Increase in Net Assets Resulting from Operations	2,115	13,001	695	186	1,318	1,533

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,298	1,377	60	105	639	1,013
Transfers between variable and fixed accounts, net	(7,618)	14,308	2,670	(3,010)	(12,566)	3,572
Transfers—policy charges and deductions	(979)	(1,142)	(187)	(60)	(715)	(668)
Transfers—surrenders	(10,632)	(11,344)	(874)	(1,074)	(5,220)	(6,268)
Transfers—other	2	3	—	6	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(17,929)	3,202	1,669	(4,033)	(17,861)	(2,352)

NET INCREASE (DECREASE) IN NET ASSETS	(15,814)	16,203	2,364	(3,847)	(16,543)	(819)

NET ASSETS
Beginning of Year	94,604	78,401	4,183	8,030	52,031	52,850

End of Year	$78,790	$94,604	$6,547	$4,183	$35,488	$52,031

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENTS OF CHANGES IN NET ASSETS (Continued) (in thousands)

	Variable Accounts
	Floating Rate Loan		Diversified Bond		Growth LT
	Period Ended		Year Ended	Period Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2007(1)		2007	2006(2)	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$589		$1,268	$444	($1,409)	($1,171)
Realized gain (loss)	(107)		—	127	15,621	12,622
Change in unrealized appreciation (depreciation) on investments	(987)		(1,548)	260	7,909	2,727

Net Increase (Decrease) in Net Assets Resulting from Operations	(505)		(280)	831	22,121	14,178

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	165		545	257	1,708	1,537
Transfers between variable and fixed accounts, net	18,647		24,481	21,164	(12,996)	(9,979)
Transfers—policy charges and deductions	(108)		(368)	(178)	(2,912)	(3,060)
Transfers—surrenders	(1,285)		(3,820)	(1,401)	(22,378)	(26,249)
Transfers—other	(1)		(2)	2	(1)	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,418		20,836	19,844	(36,579)	(37,748)

NET INCREASE (DECREASE) IN NET ASSETS	16,913		20,556	20,675	(14,458)	(23,570)

NET ASSETS
Beginning of Year or Periods	—		20,675	—	170,340	193,910

End of Year or Periods	$16,913		$41,231	$20,675	$155,882	$170,340

	Focused 30		Health Sciences		Mid-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($185)	($180)	($80)	($97)	($750)	($724)
Realized gain (loss)	357	(157)	98	1,433	1,651	19,115
Change in unrealized appreciation (depreciation) on investments	5,367	3,234	774	(1,136)	(3,618)	(2,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,539	2,897	792	200	(2,717)	15,727

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	220	226	37	95	1,838	2,105
Transfers between variable and fixed accounts, net	7,024	7,739	1,761	(3,405)	(5,013)	2,901
Transfers—policy charges and deductions	(230)	(121)	(106)	(83)	(1,467)	(1,685)
Transfers—surrenders	(3,918)	(2,090)	(788)	(979)	(15,213)	(16,329)
Transfers—other	1	4	—	3	3	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,097	5,758	904	(4,369)	(19,852)	(13,007)

NET INCREASE (DECREASE) IN NET ASSETS	8,636	8,655	1,696	(4,169)	(22,569)	2,720

NET ASSETS
Beginning of Year	18,779	10,124	5,664	9,833	130,879	128,159

End of Year	$27,415	$18,779	$7,360	$5,664	$108,310	$130,879

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 4, 2006.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($355)	($404)	$49	$1,608	$78	$216
Realized gain (loss)	2,524	(165)	29,645	7,128	2,081	8,418
Change in unrealized appreciation (depreciation) on investments	3,043	(1,489)	(19,894)	19,705	(1,384)	(3,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,212	(2,058)	9,800	28,441	775	4,704

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	521	1,076	1,527	2,195	262	413
Transfers between variable and fixed accounts, net	(17,135)	7,915	(40,128)	(827)	(4,913)	(3,609)
Transfers—policy charges and deductions	(287)	(572)	(1,178)	(1,080)	(370)	(410)
Transfers—surrenders	(3,864)	(4,856)	(12,458)	(16,415)	(3,207)	(3,963)
Transfers—other	3	2	8	4	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(20,762)	3,565	(52,229)	(16,123)	(8,228)	(7,570)

NET INCREASE (DECREASE) IN NET ASSETS	(15,550)	1,507	(42,429)	12,318	(7,453)	(2,866)

NET ASSETS
Beginning of Year	39,852	38,345	127,428	115,110	26,054	28,920

End of Year	$24,302	$39,852	$84,999	$127,428	$18,601	$26,054

	Multi-Strategy		Main Street Core		Emerging Markets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$920	$836	($237)	($184)	($137)	($371)
Realized gain	2,805	5,015	7,463	10,294	15,353	17,524
Change in unrealized appreciation (depreciation) on investments	(1,510)	763	(2,172)	10,952	2,719	(3,749)

Net Increase in Net Assets Resulting from Operations	2,215	6,614	5,054	21,062	17,935	13,404

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	638	1,268	1,704	2,046	800	989
Transfers between variable and fixed accounts, net	(3,023)	(6,920)	(2,686)	(18,229)	(1,885)	(14,189)
Transfers—policy charges and deductions	(1,999)	(1,915)	(2,660)	(2,868)	(753)	(694)
Transfers—surrenders	(7,482)	(9,152)	(19,526)	(23,685)	(8,322)	(9,368)
Transfers—other	1	4	(1)	4	—	9

Net Decrease in Net Assets Derived from Contract Owner Transactions	(11,865)	(16,715)	(23,169)	(42,732)	(10,160)	(23,253)

NET INCREASE (DECREASE) IN NET ASSETS	(9,650)	(10,101)	(18,115)	(21,670)	7,775	(9,849)

NET ASSETS
Beginning of Year	68,173	78,274	154,397	176,067	63,569	73,418

End of Year	$58,523	$68,173	$136,282	$154,397	$71,344	$63,569

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,268	$4,728	$3,634	$3,310	$1,607	$1,600
Realized gain	234	418	29	4,034	70	30
Change in unrealized appreciation (depreciation) on investments	5,952	459	6,597	(8,331)	(16)	(27)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,454	5,605	10,260	(987)	1,661	1,603

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,285	2,808	1,594	1,713	1,895	1,100
Transfers between variable and fixed accounts, net	13,502	(9,767)	15,086	(334)	21,215	16,176
Transfers—policy charges and deductions	(2,560)	(2,974)	(1,734)	(2,757)	(2,623)	(2,606)
Transfers—surrenders	(22,258)	(24,706)	(14,691)	(17,027)	(22,838)	(16,131)
Transfers—other	(4)	—	(1)	1	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,035)	(34,639)	254	(18,404)	(2,351)	(1,462)

NET INCREASE (DECREASE) IN NET ASSETS	2,419	(29,034)	10,514	(19,391)	(690)	141

NET ASSETS
Beginning of Year	166,965	195,999	115,559	134,950	43,692	43,551

End of Year	$169,384	$166,965	$126,073	$115,559	$43,002	$43,692

	High Yield Bond		Comstock		Mid-Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,425	$3,807	$55	$148	($288)	($276)
Realized gain (loss)	(52)	(137)	(464)	4,320	(126)	(342)
Change in unrealized appreciation (depreciation) on investments	(2,627)	1,188	(3,154)	1,837	6,826	839

Net Increase (Decrease) in Net Assets Resulting from Operations	746	4,858	(3,563)	6,305	6,412	221

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	551	1,331	887	755	517	422
Transfers between variable and fixed accounts, net	(4,347)	(4,295)	17,656	11,317	3,430	19,202
Transfers—policy charges and deductions	(1,047)	(1,242)	(649)	(1,052)	(400)	(458)
Transfers—surrenders	(7,081)	(10,828)	(7,862)	(5,688)	(5,145)	(4,048)
Transfers—other	(1)	(1)	—	—	(1)	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,925)	(15,035)	10,032	5,332	(1,599)	15,120

NET INCREASE (DECREASE) IN NET ASSETS	(11,179)	(10,177)	6,469	11,637	4,813	15,341

NET ASSETS
Beginning of Year	59,438	69,615	51,296	39,659	32,711	17,370

End of Year	$48,259	$59,438	$57,765	$51,296	$37,524	$32,711

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Real Estate		Small-Cap Equity(1)
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($166)	$827	($73)	($32)
Realized gain	6,731	10,687	12	351
Change in unrealized appreciation (depreciation) on investments	(13,208)	4,025	214	355

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,643)	15,539	153	674

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	491	864	110	86
Transfers between variable and fixed accounts, net	(10,716)	12	4,573	(741)
Transfers—policy charges and deductions	(742)	(573)	(71)	(44)
Transfers—surrenders	(5,735)	(7,110)	(790)	(536)
Transfers—other	6	5	1	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(16,696)	(6,802)	3,823	(1,239)

NET INCREASE (DECREASE) IN NET ASSETS	(23,339)	8,737	3,976	(565)

NET ASSETS
Beginning of Year	53,864	45,127	4,235	4,800

End of Year	$30,525	$53,864	$8,211	$4,235

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period			Ratios of	Ratios of
				Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
2007	$13.41	2,155	$28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%
2003	9.55	4,053	38,693	0.48%	1.25%	31.49%

International Value
2007	$24.10	6,914	$166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%
2003	14.89	14,724	219,306	1.66%	1.25%	26.13%

International Small-Cap
2007	$10.50	1,962	$20,610	1.06%	1.25%	3.42%
05/04/2006-12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

Equity Index
2007	$42.69	3,209	$136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%
2004	34.84	6,277	218,673	1.62%	1.25%	9.21%
2003	31.90	7,533	240,305	1.38%	1.25%	26.70%

Small-Cap Index
2007	$17.14	2,539	$43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%
2003	12.70	4,347	55,212	0.71%	1.25%	44.71%

Diversified Research
2007	$12.93	3,551	$45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%
2004	11.26	3,824	43,060	0.59%	1.25%	9.82%
2003	10.25	3,548	36,382	0.41%	1.25%	30.98%

Equity
2007	$19.90	1,575	$31,337	0.21%	1.25%	4.94%
2006	18.96	1,841	34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%
2004	16.80	3,164	53,147	0.68%	1.25%	3.84%
2003	16.18	4,293	69,453	0.35%	1.25%	22.79%

American Funds Growth-Income
2007	$12.77	4,144	$52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005-12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

American Funds Growth
2007	$14.23	2,856	$40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005-12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

Large-Cap Value
2007	$15.89	4,957	$78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%
2004	12.77	11,131	142,135	1.21%	1.25%	8.56%
2003	11.76	11,728	137,942	1.19%	1.25%	29.61%

Technology
2007	$7.03	932	$6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%
2003	4.35	2,337	10,170	0.00%	1.25%	40.80%

Short Duration Bond
2007	$10.66	3,328	$35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)
05/01/2003-12/31/2003	10.01	6,105	61,128	2.57%	1.25%	0.13%

See Notes to Financial Statements	See explanation of references on page K-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of	Ratios of
				Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Floating Rate Loan (5)
05/04/2007-12/31/2007	$9.73	1,738	$16,913	6.40%	1.25%	(2.70%)

Diversified Bond
2007	$10.45	3,946	$41,231	4.92%	1.25%	0.05%
05/04/2006-12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Growth LT
2007	$42.22	3,692	$155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%
2004	32.09	7,734	248,156	0.00%	1.25%	9.03%
2003	29.43	10,025	295,057	0.00%	1.25%	32.31%

Focused 30
2007	$15.01	1,826	$27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%
2004	7.83	882	6,902	0.05%	1.25%	13.42%
2003	6.90	999	6,895	0.00%	1.25%	40.49%

Health Sciences
2007	$12.94	569	$7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%
2003	8.72	1,149	10,017	0.00%	1.25%	26.24%

Mid-Cap Value
2007	$22.52	4,809	$108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%
2004	19.09	6,090	116,274	0.36%	1.25%	23.52%
2003	15.46	6,335	97,916	0.56%	1.25%	27.50%

Large-Cap Growth (6)
2007	$8.73	2,784	$24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%
2004	7.53	11,511	86,641	0.63%	1.25%	3.35%
2003	7.28	10,967	79,865	0.22%	1.25%	23.81%

International Large-Cap
2007	$11.57	7,345	$84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%
2003	6.56	13,064	85,686	1.28%	1.25%	28.90%

Small-Cap Value
2007	$20.91	890	$18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%
05/01/2003-12/31/2003	12.59	2,036	25,627	1.36%	1.25%	25.88%

Multi-Strategy
2007	$36.74	1,593	$58,523	2.67%	1.25%	3.04%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%
2003	29.08	3,646	106,037	1.51%	1.25%	21.74%

Main Street Core
2007	$36.75	3,708	$136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%
2004	29.94	6,307	188,801	1.21%	1.25%	8.18%
2003	27.67	7,619	210,859	0.97%	1.25%	25.38%

Emerging Markets
2007	$27.91	2,556	$71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%
2003	9.30	4,594	42,748	1.11%	1.25%	66.35%

See Notes to Financial Statements	See explanation of references on page K-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of	Ratios of
				Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000's)	(in $000's)	Assets (1)	Assets (2)	Returns (3)

Managed Bond
2007	$29.53	5,735	$169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%
2003	25.24	10,717	270,478	4.25%	1.25%	4.91%

Inflation Managed
2007	$29.36	4,294	$126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%
2003	24.97	5,851	146,092	0.09%	1.25%	6.90%

Money Market
2007	$16.03	2,683	$43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)
2003	14.76	5,186	76,551	0.78%	1.25%	(0.47%)

High Yield Bond
2007	$29.73	1,623	$48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%
2003	24.89	5,231	130,232	7.37%	1.25%	18.80%

Comstock (7)
2007	$11.36	5,084	$57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%
2003	8.66	3,710	32,121	0.94%	1.25%	29.76%

Mid-Cap Growth
2007	$9.86	3,804	$37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%
2003	5.40	1,957	10,573	0.00%	1.25%	28.77%

Real Estate
2007	$32.76	932	$30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%
2003	18.51	2,316	42,881	3.04%	1.25%	35.82%

Small-Cap Equity (8)
2007	$14.04	585	$8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005-12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to 05/01/2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to 05/01/2005, the variable account was named Aggressive Equity Variable Account.

(5)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(6)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(8)	Prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of thirty-two subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as presented in the Schedule of Investments in Section I of this brochure.
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections A through H of this brochure and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Floating Rate Loan Variable Account that commenced operations on May 4, 2007.
     The net assets of the Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 395,902 outstanding accumulation units (valued at $1,942,039) of the Concentrated Growth Variable Account were exchanged for 97,532 accumulation units with equal value of the Equity Variable Account; and a total of 271,752 outstanding accumulation units (valued at $2,787,459) of the Capital Opportunities Variable Account were exchanged for 74,912 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 352,679 outstanding accumulation units (valued at $3,356,773) of the Aggressive Growth Variable Account were exchanged for 406,288 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 343,529 outstanding accumulation units (valued at $3,971,047) of the Financial Services Variable Account were exchanged for 278,270 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 845,329 outstanding accumulation units (valued at $10,986,357) of the Equity Income Variable Account were substituted by 962,514 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year or period ended December 31, 2007, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$7,925	$7,222
International Value	14,010	31,840
International Small-Cap	8,161	6,348
Equity Index	8,900	48,791
Small-Cap Index	13,412	15,261
Diversified Research	2,965	17,907
Equity	4,204	9,945
American Funds Growth-Income	7,018	10,171
American Funds Growth	10,733	24,391
Large-Cap Value	8,229	27,258
Technology	4,124	2,512
Short Duration Bond	5,051	23,437
Floating Rate Loan (2)	20,827	3,550
Diversified Bond	23,698	3,293
Growth LT	4,867	43,527
Focused 30	10,935	8,112
Health Sciences	4,508	3,684
Mid-Cap Value	7,399	28,859
Large-Cap Growth	5,142	26,262
International Large-Cap	3,550	57,089
Small-Cap Value	4,992	13,528
Multi-Strategy	2,245	14,929
Main Street Core	3,316	28,358
Emerging Markets	11,694	22,703
Managed Bond	17,792	28,920
Inflation Managed	16,489	17,753
Money Market	65,736	68,664
High Yield Bond	4,849	17,461
Comstock	23,020	13,750
Mid-Cap Growth	9,741	11,781
Real Estate	3,122	20,376
Small-Cap Equity (1)	6,117	2,383

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2007 and 2006 were as follows (amounts in thousands):

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (1)	824	(742)	82	445	(1,370)	(925)
International Value	1,221	(1,878)	(657)	1,074	(2,503)	(1,429)
International Small-Cap (2)	1,100	(935)	165	2,043	(246)	1,797
Equity Index	418	(1,306)	(888)	471	(1,700)	(1,229)
Small-Cap Index	907	(1,004)	(97)	978	(2,261)	(1,283)
Diversified Research	480	(1,550)	(1,070)	1,181	(1,298)	(117)
Equity	273	(539)	(266)	91	(716)	(625)
American Funds Growth-Income	1,256	(1,445)	(189)	2,797	(1,200)	1,597
American Funds Growth	1,169	(2,140)	(971)	1,753	(2,099)	(346)
Large-Cap Value	1,128	(2,257)	(1,129)	2,535	(2,306)	229
Technology	719	(510)	209	914	(1,690)	(776)
Short Duration Bond	1,049	(2,754)	(1,705)	1,719	(1,950)	(231)
Floating Rate Loan (3)	2,226	(488)	1,738
Diversified Bond (2)	2,595	(629)	1,966	2,288	(308)	1,980
Growth LT	292	(1,207)	(915)	426	(1,502)	(1,076)
Focused 30	1,276	(1,079)	197	1,622	(1,066)	556
Health Sciences	400	(334)	66	265	(695)	(430)
Mid-Cap Value	1,003	(1,809)	(806)	1,490	(2,118)	(628)
Large-Cap Growth	1,032	(3,731)	(2,699)	1,913	(1,442)	471
International Large-Cap	1,473	(6,009)	(4,536)	3,872	(5,453)	(1,581)
Small-Cap Value	369	(748)	(379)	623	(1,020)	(397)
Multi-Strategy	130	(449)	(319)	131	(641)	(510)
Main Street Core	393	(1,016)	(623)	281	(1,568)	(1,287)
Emerging Markets	869	(1,307)	(438)	971	(2,225)	(1,254)
Managed Bond	1,250	(1,574)	(324)	899	(2,202)	(1,303)
Inflation Managed	1,058	(1,045)	13	793	(1,475)	(682)
Money Market	5,649	(5,792)	(143)	4,179	(4,266)	(87)
High Yield Bond	322	(721)	(399)	441	(979)	(538)
Comstock	2,415	(1,655)	760	1,941	(1,458)	483
Mid-Cap Growth	1,622	(1,844)	(222)	3,797	(2,071)	1,726
Real Estate	234	(663)	(429)	542	(736)	(194)
Small-Cap Equity (1)	487	(218)	269	238	(342)	(104)

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 4, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, and Small-Cap Equity (formerly VN Small-Cap Value) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

M-1

Annual Reports
as of December 31, 2007

•	Pacific Select Fund

•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company
PO Box 2378
Omaha, NE 68103-2378

ADDRESS SERVICE REQUESTED

Form No.	302-08A